GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Goodwill
Goodwill	$ 11,385,323	$ 11,385,323
Number of reporting units for purposes of evaluating goodwill	1